NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                    September 4, 2018

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -   Toews Tactical Oceana Fund

     Toews Tactical Income Fund

     Toews Tactical Monument Fund

     Toews Tactical Opportunity Fund

     Toews Tactical Growth Allocation Fund

     Toews Unconstrained Income Fund

     Toews Tactical Defensive Alpha Fund

Post-Effective Amendment No. 1,119 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Toews Tactical Oceana Fund	1,119	0001580642-18-004282	August 31, 2018
Toews Tactical Income Fund	1,119	0001580642-18-004282	August 31, 2018
Toews Tactical Monument Fund	1,119	0001580642-18-004282	August 31, 2018
Toews Tactical Opportunity Fund	1,119	0001580642-18-004282	August 31, 2018
Toews Tactical Growth Allocation Fund	1,119	0001580642-18-004282	August 31, 2018
Toews Unconstrained Income Fund	1,119	0001580642-18-004282	August 31, 2018
Toews Tactical Defensive Alpha Fund	1,119	0001580642-18-004282	August 31, 2018

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary